SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 9,335,591	$ 11,576,848	$ 10,963,365
Cost of revenue and operating expenses	10,090,998	9,715,913	9,658,164
Income (loss) from operations	(755,407)	1,860,935	1,305,201
Other income, net	290,038	82,488	81,722
Income (loss) before income taxes	(465,369)	1,943,423	1,386,923
Consulting Services [Member]
Segment Reporting Information [Line Items]
Revenue	1,556,856	3,132,533	1,439,315
Cost of revenue and operating expenses	1,062,656	1,011,171	186,956
Income (loss) from operations	494,200	2,121,362	1,252,359
Health Services [Member]
Segment Reporting Information [Line Items]
Revenue	7,778,735	8,444,315	9,524,050
Cost of revenue and operating expenses	6,997,530	7,345,055	8,834,514
Income (loss) from operations	781,205	1,099,260	689,536
Corporate and Support [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of revenue and operating expenses	2,030,813	1,359,687	636,694
Income (loss) from operations	(2,030,813)	(1,359,687)	(636,694)
Osteopathic Clinicss [Member]
Segment Reporting Information [Line Items]
Revenue	7,490,307	7,826,794	8,314,802
Cost of revenue and operating expenses	6,681,736	6,485,114	7,221,931
Income (loss) from operations	808,571	1,341,680	1,092,871
Osteopathics Beauty Salons [Member]
Segment Reporting Information [Line Items]
Revenue	288,428	617,521	1,209,248
Cost of revenue and operating expenses	315,794	859,941	1,612,583
Income (loss) from operations	$ (27,366)	$ (242,420)	$ (403,335)